Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2013:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$282,816,400	$—	$282,816,400
Mortgage-backed securities	—	17,166,394	—	17,166,394
State, County, Municipals	—	95,427,405	—	95,427,405
Other Investments	—	—	2,766,203	2,766,203

	$—	$395,410,199	$2,766,203	$398,176,402

The following table presents assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2012:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$269,110,901	$—	$269,110,901
Mortgage-backed securities	—	38,421,301	—	38,421,301
State, County, Municipals	—	110,569,360	—	110,569,360
Other Investments	—	—	2,806,253	2,806,253

	$—	$418,101,562	$2,806,253	$420,907,815

Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table reports the activity in assets measured at fair value on a recurring basis using significant unobservable inputs, during the years ended December 31, 2013 and 2012.

	2013	2012
Balance at January 1	$2,806,253	$2,029,295
Principal payments received	(68,012)	—
Unrealized gains included in other comprehensive income	27,962	776,958

Balance at December 31	$2,766,203	$2,806,253

Asset Measured at Fair Value on Nonrecurring Basis

The following table presents assets measured at fair value on a nonrecurring basis during December 31, 2013 and 2012 and were still held at those respective dates:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2013
Impaired loans	$—	$—	$8,782,923	$8,782,923
Other real estate owned	—	—	645,468	645,468

	$—	$—	$9,428,391	$9,428,391

December 31, 2012
Impaired loans	$—	$—	$4,099,031	$4,099,031
Other real estate owned	—	—	2,469,110	2,469,110

	$—	$—	$6,568,141	$6,568,141

Carrying Value and Estimated Fair Value of Financial Instruments

The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2013:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$16,040,195	$16,040,195	$—	$—	$16,040,195
Interest bearing deposits with banks	684,100	684,100	—	—	684,100
Securities available-for-sale	432,065,590	—	395,410,199	2,766,203	398,176,402
Net loans	384,104,766	—	—	385,646,132	385,646,132

Financial liabilities
Deposits	$654,629,796	$422,186,092	$—	$232,602,224	$654,788,316
Federal Home Loan Bank advances	33,500,000	—	—	34,622,359	34,622,359
Securities Sold under Agreement to Repurchase	82,420,781	82,420,781	—	—	82,420,781

The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2012:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$21,561,288	$21,561,288	$—	$—	$21,561,288
Interest bearing deposits with banks	16,228,747	16,228,747	—	—	16,228,747
Securities available-for-sale	413,973,929	—	418,101,563	2,806,252	420,907,815
Net loans	361,936,495	—	—	362,114,991	362,114,991

Financial liabilities
Deposits	$642,549,338	$394,298,501	$—	$248,464,899	$642,763,400
Federal Home Loan Bank advances	68,500,000	—	—	70,844,530	70,844,530
Securities Sold under Agreement to Repurchase	73,306,765	73,306,765	—	—	73,306,765